Document and Entity Information	Aug. 02, 2023
Cover [Abstract]
Entity Registrant Name	STAAR SURGICAL CO
Amendment Flag	false
Entity Central Index Key	0000718937
Document Type	8-K
Document Period End Date	Aug. 02, 2023
Entity Incorporation State Country Code	DE
Entity File Number	0-11634
Entity Tax Identification Number	95-3797439
Entity Address, Address Line One	25651 Atlantic Ocean Drive
Entity Address, City or Town	Lake Forest
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92630
City Area Code	626
Local Phone Number	303-7902
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common
Trading Symbol	STAA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false